9. Property, plant and equipment (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 ZHEJIANG CNY	Dec. 31, 2012 ZHEJIANG CNY
Office premises	$ 1,866	$ 1,866
Leasehold improvements	160	158
Office premises and leasehold improvements			47,092	47,092
Furniture, fixtures and office equipment	627	616	8,511	7,136
Motor vehicles	155	162	3,258	3,361
Plant and machineries			711	711
Construction in progress			437	298
Testing equipment	30	87
Gross	2,838	2,889	60,009	58,598
Less: Accumulated depreciation	(1,949)	(1,944)	(11,918)	(9,505)
Net	$ 889	$ 945	48,091	49,093